Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 29,284,218	$ 56,475,121
Digital Promotion Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	19,010,864	43,090,992
Risk-Assessment Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,015,914	9,032,437
Value-Added Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,257,440	$ 4,351,692